10. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended
	December 31,
	2016	2015	2014
Net income (loss)	$(7,332,474)	$2,753,593	$(283,101)
Less: Non-cash income from changes in fair value of derivative liabilities	–	(133,395)
Net loss - diluted	$(7,332,474)	$2,620,198	$(283,101)
Weighted average common shares outstanding - basic	13,035,203	9,115,416	8,719,125
Common stock options	–	4,444	–
Common stock warrants - liability treatment	–	41,666	–
Weighted average common shares outstanding - diluted	13,035,203	9,161,527	8,719,125
Net income per share data:
Basic	$(0.56)	$0.30	$(0.03)
Diluted	(0.56)	$0.30	$(0.03)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended
	December 31,
	2016	2015	2014
Common stock options	–	347,000	477,000
Common stock warrants - liability treatment	4,533,963	3,740,797	3,634,697
Potentially dilutive securities	4,533,963	4,087,797	4,111,697